CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 2,576,677	$ 3,444,421
Restricted cash	6,025,718	4,070,655
Accounts receivable, net of allowance for doubtful accounts of $1,253,571 and $939,535 at December 31, 2019 and 2018, respectively	72,544,202	60,586,869
Inventories	15,100,328	17,177,926
Advance to suppliers	74,391,886	69,986,656
Other current assets	24,643	26,496
Accounts receivable - related parties	536,358	0
Total current assets	171,199,812	155,293,023
Property, plant and equipment, net	2,948,264	3,371,387
Land use rights, net	3,288,959	3,422,365
Deferred tax assets	206,002	159,136
TOTAL ASSETS	177,643,037	162,245,911
Current Liabilities
Notes payable-bank acceptance notes	8,895,107	8,722,832
Short-term bank loans	17,072,867	13,593,080
Accounts payables	951,358	289,954
Customer deposits	3,131,916	283,869
Taxes payable	1,417,176	1,547,882
Other payables and accrued liabilities	3,875,529	3,980,565
Customer deposits - related parties	3,358,897	4,800,384
Due to shareholder	0	1,695,259
Due to related parties	2,297,639	0
Long-term bank loans - current portion	0	7,269,027
Total current liabilities	41,000,489	42,182,852
Long-term bank loans	6,097,453	0
TOTAL LIABILITIES	47,097,942	42,182,852
Shareholders' Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized; 20,000,000 shares issued; 19,791,110 shares outstanding as both of December 31, 2019 and 2018	200,000	200,000
Additional paid-in capital	33,971,455	33,971,455
Statutory reserve	9,043,010	7,764,813
Retained earnings	78,484,535	68,673,562
Treasury stock, at cost: 208,890 shares as of December 31, 2019 and 2018	(192,153)	(192,153)
Accumulated other comprehensive loss	(5,789,815)	(4,044,969)
TOTAL SHAREHOLDERS' EQUITY	115,717,032	106,372,708
Non-controlling interest	14,828,063	13,690,351
TOTAL EQUITY	130,545,095	120,063,059
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 177,643,037	$ 162,245,911